TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of tangible fixed assets

USDm	2023	2022	2021
LAND AND BUILDINGS
Cost:
Balance as of January 01	12.0	10.9	11.7
Exchange rate adjustment	(0.2)	(0.3)	(0.1)
Additions	4.4	0.3	0.1
Additions from business combinations	—	1.1	—
Disposals	(1.6)	—	(0.8)
Balance as of December 31	14.6	12.0	10.9

Depreciation:
Balance as of January 01	8.2	6.1	4.6
Exchange rate adjustment	—	(0.2)	—
Disposals	(1.6)	—	(0.8)
Depreciation for the year	2.5	2.3	2.3
Balance as of December 31	9.1	8.2	6.1

Carrying amount as of December 31	5.5	3.8	4.8

USDm	2023	2022	2021
VESSELS AND CAPITALIZED DRY-DOCKING
Cost:
Balance as of January 01	2,421.2	2,443.3	2,160.1
Additions	476.0	77.2	290.3
Disposals	(31.9)	(14.2)	(40.9)
Transferred from prepayments	40.6	55.1	78.6
Transferred to assets held for sale	(283.8)	(140.2)	(44.8)
Balance as of December 31	2,622.0	2,421.2	2,443.3

Depreciation:
Balance as of January 01	543.8	475.0	406.2
Disposals	(31.9)	(14.2)	(40.9)
Depreciation for the year	143.7	133.7	126.2
Transferred to assets held for sale	(119.3)	(50.7)	(16.5)
Balance as of December 31	536.3	543.8	475.0

Impairment:
Balance as of January 01	21.5	30.5	31.4
Impairment losses on tangible fixed assets¹⁾	—	2.7	4.6
Transferred to assets held for sale	(5.9)	(11.7)	(5.5)
Balance as of December 31	15.5	21.5	30.5

Carrying amount as of December 31	2,070.2	1,855.9	1,937.8

¹⁾ For additional information regarding impairment considerations, please refer to Note 10

USDm	2023	2022	2021
PREPAYMENTS ON VESSELS
Cost:
Balance as of January 01	—	12.0	12.0
Additions	126.6	43.1	78.6
Transferred to vessels	(40.6)	(55.1)	(78.6)
Balance as of December 31	86.0	—	12.0

Carrying amount as of December 31	86.0	—	12.0

USDm	2023	2022	2021
OTHER PLANT AND OPERATING EQUIPMENT
Cost:
Balance as of January 01	10.5	9.3	7.6
Exchange rate adjustment	—	(0.2)	(0.1)
Additions	1.3	0.8	1.9
Additions from business combinations	—	1.6	—
Disposals	(0.6)	(0.7)	(0.1)
Transfers	—	(0.3)	—
Balance as of December 31	11.2	10.5	9.3

Depreciation:
Balance as of January 01	4.9	3.0	0.8
Exchange rate adjustment	—	(0.2)	(0.1)
Disposals	(0.6)	(0.6)	(0.1)
Depreciation for the year	2.5	2.8	2.4
Transfers	—	(0.1)	—
Balance as of December 31	6.8	4.9	3.0

Carrying amount as of December 31	4.4	5.6	6.3